Segmental information (Tables)	6 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of segmental information	(a) Segmental information for the consolidated income statement

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	Corporate and other	Total
Six months ended 31 December 2025	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Sales	4,168	4,658	3,143	1,473	1,338	86	14,866
Net sales	3,790	2,760	1,835	1,116	873	86	10,460
Cost of sales	(1,344)	(1,056)	(789)	(403)	(446)	(14)	(4,052)
Marketing	(724)	(447)	(275)	(162)	(85)	(10)	(1,703)
Other operating items	(330)	(379)	(249)	(174)	(120)	(197)	(1,449)
Operating profit/(loss) before exceptional items	1,392	878	522	377	222	(135)	3,256
Exceptional operating items(1)							(140)
Operating profit/(loss)							3,116
Non-operating items							7
Net finance charges							(433)
Share of after tax results of associates and joint ventures							103
Profit before taxation							2,793

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	Corporate and other	Total
Six months ended 31 December 2024	$ million	$ million	$ million	$ million	$ million	$ million	$ million
Sales	4,403	4,440	3,480	1,371	1,412	70	15,176
Net sales	4,095	2,632	2,110	1,050	944	70	10,901
Cost of sales	(1,341)	(992)	(852)	(387)	(547)	(22)	(4,141)
Marketing	(790)	(482)	(348)	(166)	(97)	(13)	(1,896)
Other operating items	(333)	(361)	(265)	(163)	(134)	(236)	(1,492)
Operating profit/(loss) before exceptional items	1,631	797	645	334	166	(201)	3,372
Exceptional operating items(1)							(217)
Operating profit/(loss)							3,155
Non-operating items							(54)
Net finance charges							(442)
Share of after tax results of associates and joint ventures							115
Profit before taxation							2,774
(1) For definition and details of exceptional items, see pages F-10-F-11.
(i) The group’s net finance charges are managed centrally and are not attributable to individual operating segments.
(ii) Approximately 37% of calendar year net sales occurred in the last four months of 2025.

Schedule Of Category And Geographical Analysis	(b) Category and geographical analysis

	Category analysis					Geographical analysis
	Spirits $ million	Beer $ million	Ready to drink $ million	Other $ million	Total $ million	United States $ million	India $ million	Great Britain $ million	Rest of world $ million	Total $ million
Six months ended 31 December 2025
Sales(1)	11,887	2,284	567	128	14,866	3,876	1,731	1,705	7,554	14,866
Six months ended 31 December 2024
Sales(1)	12,318	2,234	493	131	15,176	4,171	1,744	1,622	7,639	15,176
1) The geographical analysis of sales is based on the location of third-party sales.